ORIX Corporation Shareholders' Equity (Changes in Number of Shares Issued) (Detail) - shares		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Stockholders Equity Note [Line Items]
Beginning balance		1,323,644,528
Exercise of stock options	[1]	414,300
Ending balance		1,324,058,828	1,323,644,528
Common Stock
Stockholders Equity Note [Line Items]
Beginning balance		1,323,644,528	1,322,777,628	1,248,714,760
Exercise of stock options		414,300	866,900	804,300
Conversion of convertible bonds		0	0	73,258,568
Ending balance		1,324,058,828	1,323,644,528	1,322,777,628

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.